Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current Assets:
Cash
Total current assets
TOTAL ASSETS
Current Liabilities:
Accounts payable and accrued expenses	54,486	54,486
Notes payable - related party	1,201,000	1,201,000
Accrued interest - related party	650,843	530,743
Loan payable - related party	99,974	99,974
Total current liabilities	2,006,303	1,886,203
STOCKHOLDERS' DEFICIT
Preferred stock, par value $0.0001; 10,000,000 shares authorized; 0 and 0 shares issued and outstanding at December 31, 2016 and 2015
Common stock, par value $0.0001; 200,000,000 shares authorized; 22,930,000 and 22,930,000 shares issued and outstanding at December 31, 2016 and 2015	2,293	2,293
Additional paid in capital	283,694	283,694
Retained earnings	(2,292,290)	(2,172,190)
TOTAL STOCKHOLDERS' DEFICIT	(2,006,303)	(1,886,203)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT
Pro Forma
Current Assets:
Cash
Total current assets
TOTAL ASSETS
Current Liabilities:
Accounts payable and accrued expenses	54,486
Notes payable - related party
Accrued interest - related party
Loan payable - related party
Total current liabilities	54,486
STOCKHOLDERS' DEFICIT
Preferred stock, par value $0.0001; 10,000,000 shares authorized; 0 and 0 shares issued and outstanding at December 31, 2016 and 2015
Common stock, par value $0.0001; 200,000,000 shares authorized; 22,930,000 and 22,930,000 shares issued and outstanding at December 31, 2016 and 2015	2,293
Additional paid in capital	283,694
Retained earnings	(340,473)
TOTAL STOCKHOLDERS' DEFICIT	(54,486)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT